Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 2,526	$ 1,482
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,324	1,320
Provision for deferred income taxes	517	56
Depreciation and amortization	883	896
Valuation adjustment of deferred tax assets	(1,000)	(2,000)
Net realized (gains) losses on available-for-sale securities	(1)	758
Net amortization on securities	732	756
Amortization of Capital issue costs	29	5
Valuation adjustment of other real estate owned	486	1,299
(Increase) decrease in interest receivable	(64)	143
(Increase) decrease in other assets	(399)	2,744
Increase (decrease) in interest, taxes and other liabilities	(1,581)	529
Net cash provided by operating activities	3,452	7,988
Securities available for sale:
Proceeds from sale of debt and equity securities		4,367
Proceeds from maturities of debt and equity securities	11,094	11,330
Purchase of debt and equity securities	(39,434)	(13,559)
(Purchase) redemption of other investments	(2,057)	220
Net (increase) decrease in loans	(9,188)	(15,729)
Proceeds from sales of other real estate owned	3,547	6,399
Proceeds from cash surrender value of life insurance	360
Premises and equipment expenditures	(887)	(997)
Net Cash used in investing activities	(36,565)	(7,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(15,531)	(20,308)
Net increase in demand, savings and other deposits	10,754	23,242
Net increase (decrease) in short term borrowings	(3,449)	3,330
Net decrease in long-term debt	(52)	(3,496)
Net decrease in capital securities	(3,150)
Issuance of common stock	9,418
Issuance of preferred stock	6,938
Net cash provided by financing activities	4,928	2,768
Net increase (decrease) in cash and cash equivalents	(28,185)	2,787
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	83,995	81,208
CASH AND CASH EQUIVALENTS AT END OF YEAR	55,810	83,995
Cash paid during the year for:
Interest	6,630	5,882
Income taxes
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	3,304	3,737
Loans originated from sales of other real estate owned	$ 1,748	$ 3,240